Consolidated Statements of Operations - USD ($)	3 Months Ended									12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019
Consolidated Statements of Operations
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
General and administrative expenses	919,458				975,833					3,759,554	3,974,919
Research and development expenses	343,590				643,734					1,611,094	2,396,838
Total operating expenses	1,263,048				1,619,567					5,370,648	6,371,757
Operating loss	(1,263,048)	(1,354,812)	(1,241,700)	(1,154,569)	(1,619,567)	(1,524,305)	(1,572,261)	(1,507,366)	(1,767,824)	(5,370,648)	(6,371,757)
Other income/(expense)
Decrease (increase) to fair value of derivative	108,944				(40,187)					679,271	1,824,175
Total other income (expense)	108,944				(40,187)					679,271	1,824,175
Net loss	$ (1,154,104)	$ (1,395,373)	$ (904,367)	$ (731,884)	$ (1,659,754)	$ (828,144)	$ (1,289,162)	$ 169,962	$ (2,600,237)	$ (4,691,377)	$ (4,547,582)
Earnings per share - basic and diluted
Net loss per common share - basic and diluted	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ 0.00	$ 0.00	$ (0.02)	$ (0.03)
Weighted common shares - basic and diluted	193,044,766	192,855,962	188,340,505	186,897,947	184,102,916					188,051,683	166,339,862